Remuneration of auditors - Summary of Fees were Paid or Payable for Services Provided by the Auditor of the Parent Entity (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Audit and other assurance services
Total auditors' remuneration	$ 835,820	$ 779,283	$ 807,079
Price Water House Coopers | Australia
Audit and other assurance services
Audit and review of financial reports	713,461	690,245	620,837
Other audit services	14,097		92,403
Total auditors' remuneration	727,558	690,245	713,240
Network Firms Of Price Water House Coopers | Australia
Audit and other assurance services
Audit and review of financial reports	108,262	89,038	93,839
Total auditors' remuneration	$ 108,262	$ 89,038	$ 93,839